Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2016 TWD ($) shares
Earnings per share [line items]
Profit for the year attributable to owners of the Company	$ 856,606	$ 26,220,721	$ 22,819,119	$ 21,324,423
Effect of potentially dilutive ordinary shares:
From subsidiaries	(13,665)	(418,295)	(813,627)	(374,359)
From the investments in associates | $			(367,687)	(494,388)
From convertible bonds | $			93,781	(1,165,506)
Earnings used in the computation of diluted earnings per share	$ 842,941	$ 25,802,426	$ 21,731,586	$ 19,290,170
Weighted average number of ordinary shares in the computation of basic earnings per share	4,245,247	4,245,247	4,080,443	3,831,435
Effect of potentially dilutive ordinary shares:
From convertible bonds			62,456	257,648
From employee share options	5,103	5,103	19,934	29,609
From employees' compensation	779	779	21,787	23,373
Weighted average number of ordinary shares in computation of diluted earnings per share	4,251,129	4,251,129	4,184,620	4,142,065
Before Retrospectively Adjusted [member]
Effect of potentially dilutive ordinary shares:
Weighted average number of ordinary shares in the computation of basic earnings per share			8,160,887	7,662,870
Effect of potentially dilutive ordinary shares:
From convertible bonds			124,911	515,295
From employee share options			39,868	59,218
From employees' compensation			43,574	46,746
Weighted average number of ordinary shares in computation of diluted earnings per share			8,369,240	8,284,129